Performance Based Compensation (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual, Mandatory Deferral Period	3 years
Performance Based Compensation Amount	$ 2,000,000	$ 1,800,000	$ 1,700,000
Deferred Compensation Arrangement with Individual, Compensation Expense	162,000	153,000	86,000
Performance Based Compensation, Amount Deferred	386,000	345,000	332,000
Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Deferred Compensation Arrangement With Individual Employer Contribution Percentage	50.00%
Performance Based Compensation, Amount Deferred	100,000
Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Performance Based Compensation, Amount Deferred	$ 2,000
Executive Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	50.00%
Senior Officers [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred Compensation Arrangement with Individual Recorded Liability Percentage	35.00%